Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 14 Warrants

DHAC Assumed Warrants

The Company has analyzed the public warrants, private warrants, Bridge Warrants (as defined below), September 2024 Warrants and the Extension Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480. The warrants meet all of the requirements for equity classification under ASC 815 and therefore are classified in equity. Below is a summary of the warrants issued and outstanding:

	Public	Private	Bridge	Extension	September 2024 Warrants	Pre-funded Warrants	Common Stock Warrants	Total
Outstanding, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951	245,902	511,370
Issued	—	—	—	—	—	—	—	-
Exercised	—	—	—	—	—	(122,951)	—	(122,951)

Outstanding, June 30, 2026	123,795	6,963	2,174	326	9,259	-	245,902	388,419

Exercisable, June 30, 2026	123,795	6,963	2,174	326	9,259	-	245,902	388,419

Weighted Average Exercise Price	920.00	920.00	920.00	920.00	180.00	-	488.00	625.01
Weighted Average Remaining Life in Years	2.98	2.98	1.26	1.85	3.25	-	4.42	3.89

Public and Private Warrants

The “fair market value” for this purpose will mean the average reported last sale price of the shares of common stock for the 5 trading days ending on the trading day prior to the date of exercise. The warrants will expire on the fifth anniversary of the completion of an initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The private warrants are identical to the warrants underlying the units in the Initial Public Offering. The Company may call the warrants for redemption, in whole and not in part, at a price of $0.80 per warrant,

●	at any time after the warrants become exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $1,440.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. If (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $736.00 per share of common stock (with such issue price or effective issue price to be determined in good faith by the board of directors, and in the case of any such issuance to the Company’s Sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the Market Value is below $736.00 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issue the additional shares of common stock or equity-linked securities and the $1,440.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the Market Value. The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of common stock and any voting rights until they exercise their warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

Warrant holders may elect to be subject to a restriction on the exercise of their warrants such that an electing warrant holder would not be able to exercise their warrants to the extent that, after giving effect to such exercise, such holder would beneficially own in excess of 9.8% of the shares of common stock outstanding.

No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round up to the nearest whole number the number of shares of common stock to be issued to the warrant holder.

Bridge Warrants

In connection with the Business Combination, the Company assumed 2,174 warrants to the Bridge Investor (the “Bridge Warrants”) issued on October 6, 2022. Each Bridge Warrant entitles the holder to purchase one share of common stock at $920.00 and expires five years from issuance. If no effective registration statement is available, Bridge Warrants may be exercised on a cashless basis. The exercise price and share count are subject to adjustment for corporate actions and certain issuances. Holders do not have shareholder rights until exercise.

Extension Warrants

In connection with the Business Combination, the Company assumed 326 Extension Warrants issued on May 5, 2023. Each Extension Warrant allows the holder to purchase one share of common stock at $920.00 and expire five years from issuance. If no effective registration statement is available, warrants may be exercised on a cashless basis. The exercise price and share count are subject to adjustment for corporate actions and certain issuances. Holders do not have shareholder rights until exercise.

September 2024 Warrants

On September 30, 2024, the Company issued 9,259 warrants to an institutional investor under a securities purchase agreement (the “September 2024 Warrants”). Each September 2024 Warrant is exercisable for one share of common stock at $180.00 per share for five years, subject to standard and down round antidilution adjustments. The September 2024 Warrants were classified in stockholders’ equity under ASC 480 and ASC 815-40. The Company will reserve sufficient shares for potential exercises and adjust terms for corporate actions or diluted issuances. Holders do not have shareholder rights until exercise.

Warrant Exchange Agreement

On October 29, 2025, the Company also entered into a warrant exchange arrangement with Alta Partners (“Alta”) relating to holdings of its Public Warrants, which were issued in connection with the Company’s initial public offering. Pursuant to the arrangement, Alta exchanged a total of 19,500 Public Warrants for 19,345 shares of the Company’s Common Stock, representing an exchange ratio of approximately 0.9667 shares per warrant. Alta continues to hold 8,832 warrants exercisable for Common Stock at an exercise price of $920.00 per share. In connection with the exchange, the Company recognized proceeds of $1,500,003 in the condensed consolidated statements of stockholders’ equity (deficit).

Private Placement with Armistice

On November 25, 2025, the Company entered into a securities purchase agreement with Armistice Capital (“Armistice”) pursuant to which Armistice agreed to purchase an aggregate of 122,951 shares of the Company’s common stock or, at Armistice’s election, pre-funded warrants exercisable at $0.008 per share in lieu thereof, together with common warrants to purchase up to 245,902 shares of common stock. The securities were sold at a combined purchase price of $48.80 per share (or pre-funded warrant) and accompanying common warrants, for gross proceeds of $5,999,016. The private placement closed on December 1, 2025. In connection with the offering, the Company recognized proceeds of $5,519,085, net of issuance costs, in additional paid-in capital. The Company incurred $479,931 in legal and other offering-related costs, which were treated as share issuance costs and recorded as a reduction to the proceeds.

During the six months ended June 30, 2026, a total of 122,951 pre-funded warrants were exercised for 122,951 shares of common stock at an exercise price of $0.008 per share, resulting in aggregate consideration of approximately $984. As of June 30, 2026, no pre-funded warrants remained outstanding.

Note 13 Warrants

DHAC Assumed Warrants

The Company has analysed the public warrants, private warrants, Bridge Warrants (as defined below), September 2024 Warrants and the Extension Warrants and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480. The warrants meet all of the requirements for equity classification under ASC 815 and therefore are classified in equity. Below is a summary of the warrants issued and outstanding:

	Public	Private	Bridge	Extension	September 2024 Warrants	Total
Outstanding, December 31, 2023	—	—	—	—	—	—
Assumed at June 24, 2024	143,750	6,963	2,174	326	—	153,213
Issued	—	—	—	—	9,259	9,259
Exercised	—	—	—	—	—	—
Outstanding, December 31, 2024	143,750	6,963	2,174	326	9,259	162,472

Exercisable, December 31, 2024	143,750	6,963	2,174	326	9,259	162,472

Weighted Average Exercise Price	$920.00	$920.00	$920.00	$920.00	$180.00	$772.00
Weighted Average Remaining Life in Years	4.48	4.48	2.76	3.35	4.75	3.96

	Public	Private	Bridge	Extension	September 2024 Warrants	Pre-funded Warrants		Common Stock Warrants	Total
Outstanding, December 31, 2024	143,750	6,963	2,174	326	9,259	—		—	162,472
Issued	—	—	—	—	—	122,951		245,902	368,853
Exercised	(19,955)	—	—	—	—	—		—	(19,955)

Outstanding, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951		245,902	511,370

Exercisable, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951		245,902	511,370

Weighted Average Exercise Price	$920.00	$920.00	$920.00	$920.00	$180.00	$0.00	[1]	$48.80	$266.40
Weighted Average Remaining Life in Years	3.48	3.48	1.76	2.35	3.75	—	[2]	4.92	3.33

(1)	The aggregate exercise price of this Warrant, except for a nominal exercise price of $0.008 per Warrant Share, was pre-funded to the Company on or prior to the Initial Exercise Date

(2)	The warrant does not have a fixed expiration date and remains outstanding until exercised in full.

Public and Private Warrants

There are 150,713 public and private warrants issued and outstanding as of December 31, 2024, which were assumed as a result of the Business Combination. .. As of December 31, 2025, there are 130,757 public and private warrants issued and outstanding. The warrants were issued by DHAC in connection with DHAC’s Initial Public Offering. Each warrant entitles the registered holder to purchase one (1) share of common stock at a price of $920.00 per whole share, subject to adjustment as discussed below, at any time commencing on the later of 30 days after the completion of an initial business combination or 12 months from the closing of the Initial Public Offering.

However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of the initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. In the event of such cashless exercise, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the shares of common stock for the five trading days ending on the trading day prior to the date of exercise. The warrants will expire on the fifth anniversary of the completion of an initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the warrants underlying the units in the Initial Public Offering. The Company may call the warrants for redemption, in whole and not in part, at a price of $0.80 per warrant,

●	at any time after the warrants become exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $1,440.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

The redemption criteria for the warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of the redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.

If the Company calls the warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the shares of common stock for the five trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

The warrants were issued in registered form under a warrant agreement between Continental Stock Transfer & Trust Company, as warrant agent, and the Company. The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision or to make any other change that does not adversely affect the interests of the registered holders. For any other change, the warrant agreement requires the approval by the holders of at least a majority of the then outstanding public warrants if such amendment is undertaken prior to or in connection with the consummation of a business combination or at least a majority of the then outstanding warrants if the amendment is undertaken after the consummation of a business combination.

The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. If (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $736.00 per share of common stock (with such issue price or effective issue price to be determined in good faith by the board of directors, and in the case of any such issuance to the Company’s Sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the Market Value is below $736.00 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issue the additional shares of common stock or equity-linked securities and the $1,440.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the Market Value. The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of common stock and any voting rights until they exercise their warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

Warrant holders may elect to be subject to a restriction on the exercise of their warrants such that an electing warrant holder would not be able to exercise their warrants to the extent that, after giving effect to such exercise, such holder would beneficially own in excess of 9.8% of the shares of common stock outstanding.

No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round up to the nearest whole number the number of shares of common stock to be issued to the warrant holder.

Bridge Warrants

In connection with the closing of the Business Combination, for accounting purposes, it was treated that the Company also assumed the Bridge Warrants which were outstanding with DHAC. On October 6, 2022, 2,174 warrants were issued pursuant to the Bridge Purchase Agreement. The purchase right represented by the Bridge Warrants shall terminate on or before 5:30 p.m., Pacific Time, on the date five years from the date of issuance (the “Expiration Date”). The exercise price at which the Bridge Warrants may be exercised shall be $920.00 per share of Common Stock. If at any time after the date of issuance of the Bridge Warrants there is no effective registration statement available for the resale of shares of Common Stock held by the holder, the Bridge Warrants may be exercised by cashless exercise. In lieu of any fractional share to which the holder would otherwise be entitled, the Company shall make a cash payment equal to the Exercise Price multiplied by such fraction. Except as provided in the Bridge Warrant, the Bridge Warrant does not entitle its holder to any rights of a shareholder of the Company.

During the term the Bridge Warrants are exercisable, the Company will reserve from its authorized and unissued Common Stock a sufficient number of shares to provide for the issuance of Common Stock upon the exercise of the Bridge Warrant and, from time to time, will take all steps necessary to amend its Certificate of Incorporation to provide sufficient reserves of shares of Common Stock issuable upon exercise of the Bridge Warrants. All shares that may be issued upon the exercise of rights represented by the Bridge Warrants and payment of the Exercise Price will be free from all taxes, liens and charges in respect of the issue thereof (other than taxes in respect of any transfer occurring contemporaneously or otherwise specified in the Bridge Warrants). Prior to the Expiration Date, the Exercise Price and the number of shares of Common Stock purchasable upon the exercise of the Bridge Warrants are subject to adjustment from time to time upon the occurrence of any of the following events:

(a)	In the event that the Company shall at any time after the date of issuance of the Bridge Warrants (i) declare a dividend on Common Stock in shares or other securities of the Company, (ii) split or subdivide the outstanding Common Stock, (iii) combine the outstanding Common Stock into a smaller number of shares, or (iv) issue by reclassification of its Common Stock any shares or other securities of the Company, then, in each such event, the Exercise Price in effect at the time shall be adjusted so that the holder shall be entitled to receive the kind and number of such shares or other securities of the Company which the holder would have owned or have been entitled to receive after the happening of any of the events described above had such Bridge Warrant been exercised immediately prior to the happening of such event (or any record date with respect thereto).

(b)	No adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant shall be required unless such adjustment would require an increase or decrease of at least 0.1% in the aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants; provided that any adjustments which are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

(c)	If at any time, as a result of an adjustment, the holder of any Bridge Warrant thereafter exercised shall become entitled to receive any shares of the Company other than shares of Common Stock, thereafter the number of such other shares so receivable upon exercise of any Bridge Warrant shall be subject to adjustment from time to time in a manner and on terms as nearly equivalent as practicable to the provisions with respect to the Common Stock receivable upon execution of the Bridge Warrant.

(d)	Whenever the Exercise Price payable upon exercise of each Bridge Warrant is adjusted, the Warrant Shares shall be adjusted by multiplying the number of shares of Common Stock receivable upon execution of the Bridge Warrant immediately prior to such adjustment by a fraction, the numerator of which shall be the Exercise Price in effect immediately prior to such adjustment, and the denominator of which shall be the Exercise Price as adjusted.

(e)	In the event of any capital reorganization of the Company, or of any reclassification of the Common Stock, or in case of the consolidation of the Company with or the merger of the Company with or into any other corporation or of the sale of the properties and assets of the Company as, or substantially as, an entirety to any other corporation, each Bridge Warrant shall, after such capital reorganization, reclassification of Common Stock, consolidation, merger or sale, and in lieu of being exercisable for shares of Common Stock of the Company, be exercisable, upon the terms and conditions specified in the Bridge Warrant, for the number of shares of stock or other securities or assets to which holder of the number of shares of Common Stock purchasable upon exercisable of such Bridge Warrant immediately prior to such capital organization, reclassification of Common Stock, consolidation, merger or sale would have been entitled upon such capital organization, reclassification of Common Stock, consolidation, merger or sale. The Company shall not effect any such consolidation, merger or sale, unless prior to or simultaneously with the consummation thereof, the successor corporation (if other than the Company) resulting from such consolidation or merger or the corporation purchasing such assets or the appropriate corporation or entity shall assume, by written instrument, the obligation to deliver to holder of each Bridge Warrant the shares of stock, securities or assets to which, in accordance with the foregoing provisions, such holder may be entitled and all other obligations of the Company under the Bridge Warrant.
(f)	If the Company in any manner issues or sells or enters into any agreement to issue or sell, any Common Stock, options or convertible securities (any such securities, “Variable Price Securities”) after the issuance of the Bridge Warrants that are issuable pursuant to such agreement or convertible into or exchangeable or exercisable for shares of Common Stock at a price which varies or may vary with the market price of the shares of Common Stock, including by way of one or more reset(s) to a fixed price, but exclusive of such formulations reflecting customary anti-dilution provisions (such as share splits, share combinations, share dividends and similar transactions) (each of the formulations for such variable price being herein referred to as, the “Variable Price”), the Company shall provide notice thereof to the holder on the date of such agreement and the issuance of such convertible securities or options. From and after the date the Company enters into such agreement or issues any such Variable Price Securities, the holder shall have the right, but not the obligation, in its sole discretion to substitute the Variable Price for the Exercise Price upon exercise of the Bridge Warrant by designating in the exercise form delivered upon any exercise of the Bridge Warrant that solely for purposes of such exercise the holder is relying on the Variable Price rather than the Exercise Price then in effect.

(g)	In case any event shall occur as to which the other provisions above are not strictly applicable or the failure to make any adjustment would result in an unfair enlargement or dilution of the purchase rights represented by the Bridge Warrants in accordance with the essential intent and principles hereof, then, in each such case, the independent auditors of the Company shall give an opinion as to the adjustment, if any, on a basis consistent with the essential intent and principles above, necessary to preserve, without enlargement or dilution, the purchase rights presented by the Bridge Warrants. Upon receipt of such opinion, the Company shall promptly make the adjustment described therein.

The Bridge Warrants are governed by, and construed in accordance with, the laws of the State of Delaware, without regard to principles of conflicts of law. The Company and the holders of the Bridge Warrants consent to the exclusive jurisdiction of the federal courts of the United States sitting in Delaware.

Extension Warrants

In connection with the closing of the Business Combination, the Company also assumed the Extension Warrants which were outstanding with DHAC. On May 5, 2023, the Company issued 326 warrants pursuant to the Extension Purchase Agreement. The purchase right represented by the Extension Warrants shall terminate on the date five years from the date of issuance (the “Expiration Date”). The exercise price at which the Extension Warrants may be exercised shall be $920.00 per share of Common Stock. If at any time after the date of issuance of the Extension Warrants there is no effective registration statement available for the resale of shares of Common Stock held by the holder, the Extension Warrants may be exercised by cashless exercise. In lieu of any fractional share to which the holder would otherwise be entitled, the Company shall make a cash payment equal to the exercise price multiplied by such fraction. Except as provided in the Extension Warrants, the Extension Warrant does not entitle its holder to any rights of a stockholder of the Company.

During the term, the May 2023 Warrants are exercisable, the Company will reserve from its authorized and unissued Common Stock a sufficient number of shares to provide for the issuance of Common Stock upon the exercise of the May 2023 Warrant and, from time to time, will take all steps necessary to amend its Certificate of Incorporation to provide sufficient reserves of shares of Common Stock issuable upon exercise of the Extension Warrants. All shares that may be issued upon the exercise of rights represented by the Extension Warrants and payment of the exercise price will be free from all taxes, liens and charges in respect of the issue thereof (other than taxes in respect of any transfer occurring contemporaneously or otherwise specified in the Extension Warrants). Prior to the Expiration Date, the exercise price and the number of shares of Common Stock purchasable upon the exercise of the Extension Warrants are subject to adjustment from time to time upon the occurrence of any of the following events:

(a)	In the event that the Company shall at any time after the date of issuance of the Extension Warrants (i) declare a dividend on Common Stock in shares or other securities of the Company, (ii) split or subdivide the outstanding Common Stock, (iii) combine the outstanding Common Stock into a smaller number of shares, or (iv) issue by reclassification of its Common Stock any shares or other securities of the Company, then, in each such event, the exercise price in effect at the time shall be adjusted so that the holder shall be entitled to receive the kind and number of such shares or other securities of the Company which the holder would have owned or have been entitled to receive after the happening of any of the events described above had such Extension Note Warrant been exercised immediately prior to the happening of such event (or any record date with respect thereto).

(b)	No adjustment in the number of shares of Common Stock receivable upon exercise of the Extension Warrants shall be required unless such adjustment would require an increase or decrease of at least 0.1% in the aggregate number of shares of Common Stock purchasable upon exercise of all Extension Warrants; provided that any adjustments which are not required to be made shall be carried forward and taken into account in any subsequent adjustment.
(c)	If at any time, as a result of an adjustment, the holder of any Extension Note Warrant thereafter exercised shall become entitled to receive any shares of the Company other than shares of Common Stock, thereafter the number of such other shares so receivable upon exercise of any Extension Note Warrant shall be subject to adjustment from time to time in a manner and on terms as nearly equivalent as practicable to the provisions with respect to the Common Stock receivable upon execution of the Extension Warrant.

(d)	Whenever the exercise price payable upon exercise of each Extension Warrant is adjusted, the Extension Warrant shares shall be adjusted by multiplying the number of shares of Common Stock receivable upon execution of the Extension Warrant immediately prior to such adjustment by a fraction, the numerator of which shall be the exercise price in effect immediately prior to such adjustment, and the denominator of which shall be the exercise price as adjusted.

(e)	In the event of any capital reorganization of the Company, or of any reclassification of the Common Stock, or in case of the consolidation of the Company with or the merger of the Company with or into any other corporation or of the sale of the properties and assets of the Company as, or substantially as, an entirety to any other corporation, each Extension Warrant shall, after such capital reorganization, reclassification of Common Stock, consolidation, merger or sale, and in lieu of being exercisable for shares of Common Stock of the Company, be exercisable, upon the terms and conditions specified in the Extension Warrant, for the number of shares of stock or other securities or assets to which holder of the number of shares of Common Stock purchasable upon exercisable of such Extension Warrant immediately prior to such capital organization, reclassification of Common Stock, consolidation, merger or sale would have been entitled upon such capital organization, reclassification of Common Stock, consolidation, merger or sale. The Company shall not effect any such consolidation, merger or sale, unless prior to or simultaneously with the consummation thereof, the successor corporation (if other than the Company) resulting from such consolidation or merger or the corporation purchasing such assets or the appropriate corporation or entity shall assume, by written instrument, the obligation to deliver to holder of each Extension Warrant the shares of stock, securities or assets to which, in accordance with the foregoing provisions, such holder may be entitled and all other obligations of the Company under the Extension Warrant.

(f)	If the Company in any manner issues or sells or enters into any agreement to issue or sell, any Common Stock, options or convertible securities (any such securities, “Variable Price Securities”) after the issuance of the Extension Warrants that are issuable pursuant to such agreement or convertible into or exchangeable or exercisable for shares of Common Stock at a price which varies or may vary with the market price of the shares of Common Stock, including by way of one or more reset(s) to a fixed price, but exclusive of such formulations reflecting customary anti-dilution provisions (such as share splits, share combinations, share dividends and similar transactions) (each of the formulations for such variable price being herein referred to as, the “Variable Price”), the Company shall provide notice thereof to the holder on the date of such agreement and the issuance of such convertible securities or options. From and after the date the Company enters into such agreement or issues any such Variable Price Securities, the holder shall have the right, but not the obligation, in its sole discretion to substitute the Variable Price for the exercise price upon exercise of the Extension Warrant by designating in the exercise form delivered upon any exercise of the Extension Warrant that solely for purposes of such exercise the holder is relying on the Variable Price rather than the exercise price then in effect.

(g)	In case any event shall occur as to which the other provisions above are not strictly applicable or the failure to make any adjustment would result in an unfair enlargement or dilution of the purchase rights represented by the Extension Warrants in accordance with the essential intent and principles hereof, then, in each such case, the independent auditors of the Company shall give an opinion as to the adjustment, if any, on a basis consistent with the essential intent and principles above, necessary to preserve, without enlargement or dilution, the purchase rights presented by the Extension Warrants. Upon receipt of such opinion, the Company shall promptly make the adjustment described therein.

The Extension Warrants are governed by, and construed in accordance with, the laws of the State of Delaware, without regard to principles of conflicts of law. The Company and the holders of the Extension Warrants consent to the exclusive jurisdiction of the federal courts of the United States sitting in Delaware.

September 2024 Warrants

On September 30, 2024, the Company executed a securities purchase agreement (the “SPA”) with an accredited and institutional investor (the “Investor”). Pursuant to the SPA, the Company issued to the Investor warrants (the “September 2024 Warrants”) with an exercise period of five years to purchase up to 9,259 shares of Company Common Stock at an exercise price of $180.00 per share. The exercise price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the exercise price (a down-round event). The Company assessed the warrant as a freestanding financial instrument and determined it did not include any provisions which would require liability classification under ASC 480, and that it met the requirements to be considered indexed to the Company’s own stock and the additional equity classification requirements under ASC 815-40. As such, the Company classified the warrant in stockholders’ equity (deficit) upon its issuance.

During the term, the September 2024 Warrants are exercisable, the Company will reserve from its authorized and unissued Common Stock a sufficient number of shares to provide for the issuance of Common Stock upon the exercise of the September 2024 Warrants and, from time to time, will take all steps necessary to amend its Certificate of Incorporation to provide sufficient reserves of shares of Common Stock issuable upon exercise of the September 2024 Warrants. All shares that may be issued upon the exercise of rights represented by the September 2024 Warrants and payment of the exercise price will be free from all taxes, liens and charges in respect of the issue thereof (other than taxes in respect of any transfer occurring contemporaneously or otherwise specified in the September 2024 Warrants). Prior to the Expiration Date, the exercise price and the number of shares of Common Stock purchasable upon the exercise of the September 2024 Warrants are subject to adjustment from time to time upon the occurrence of any of the following events:

(a)	In the event that the Company shall at any time after the date of issuance of the September 2024 Warrants (i) declare a dividend on Common Stock in shares or other securities of the Company, (ii) split or subdivide the outstanding Common Stock, (iii) combine the outstanding Common Stock into a smaller number of shares, (iv) issue by reclassification of its Common Stock any shares or other securities of the Company, (v) complete any capital reorganization of the Company, whether or not such reclassification directly or indirectly affects the Common Stock or results in new investments being issued to holders of the Common Stock, (vi) complete any reclassification of the Common Stock (other than a reclassification referred to in clause (iv), or (vii) complete a business combination of the Company into any other person, whether by consolidation, merger or transfer of substantially all assets of the Company, whether or not such combination result in holders of Underlying Securities receiving new investments, then, in each such event, the exercise price in effect at the time shall be adjusted so that the holder shall be entitled to receive the kind and number of such shares or other securities of the Company which the holder would have owned or have been entitled to receive after the happening of any of the events described above had such September 2024 Warrants been exercised immediately prior to the happening of such event (or any record date with respect thereto).

(b)	If and whenever on or after the Issue Date, the Company grants, issues or sells, or in accordance with the terms of the September 2024 Warrant is deemed to have granted, issued or sold, (A) any underlying securities (including the issuance or sale of shares of underlying securities owned or held by or for the account of the Company, but excluding any exempt issuance) for a consideration per share that is less than the Exercise Price in effect immediately prior to such grant, issuance or sale or deemed grant, issuance or sale or (B) (1) any stock equivalents of underlying securities or (2) any options to purchase (or any other contractual obligation of the Company to grant, issue or sell) underlying securities or stock equivalents thereof (“Acquisition Rights”), in each case for which, at the time of such grant, issuance or sale, the lowest possible consideration per share required to be paid by the holder thereof to acquire one share of underlying securities pursuant to such acquisition rights (net of any payment made by any Company or any Company party to the holder of such acquisition rights or to any other person pursuant to such acquisition rights) is less than the Exercise Price in effect immediately prior to such grant, issuance or sale or deemed grant, issuance or sale (all of the foregoing a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the Exercise Price shall be adjusted in accordance with the formula as provided in the September 2024 Warrants.

(c)	If necessary, the provisions set forth in this warrant with respect to the rights thereafter of the holders of the warrants shall be appropriately adjusted so as to be applicable, as nearly as they may reasonably be, to any other securities, indebtedness and other assets thereafter deliverable on the exercise of the warrants.

(d)	No adjustment in the number of shares of Common Stock shall be required under this warrant unless such adjustment would require an increase or decrease of at least 0.1% in the aggregate number of shares of Common Stock purchasable hereunder; provided that any adjustments are not required to be made shall be carried forward and taken into account in any subsequent adjustment; provided, that notwithstanding the foregoing, all adjustments so carried forward shall be made no later than three (3) years from the date of the first event that would have required an adjustment but for requirement under this warrant.

(e)	In case any event shall occur as to which the other provisions above are not strictly applicable or the failure to make any adjustment would result in an unfair enlargement or dilution of the purchase rights represented by the Extension Warrants in accordance with the essential intent and principles hereof, then, in each such case, the independent auditors of the Company shall give an opinion as to the adjustment, if any, on a basis consistent with the essential intent and principles above, necessary to preserve, without enlargement or dilution, the purchase rights presented by the Extension Warrants. Upon receipt of such opinion, the Company shall promptly make the adjustment described therein.

Warrant Exchange Agreement

On October 29, 2025, the Company also entered into a warrant exchange arrangement with Alta Partners (“Alta”) relating to holdings of its Public Warrants, which were issued in connection with the Company’s initial public offering. Pursuant to the arrangement, Alta exchanged a total of 19,500 Public Warrants for 19,345 shares of the Company’s Common Stock, representing an exchange ratio of approximately 0.9667 shares per warrant. Alta continues to hold 8,832 warrants exercisable for Common Stock at an exercise price of $920.00 per share. In connection with the exchange, the Company recognized proceeds of $1,500,003 in the consolidated statements of stockholders’ (deficit) equity.

Private Placement with Armistice

On November 25, 2025, the Company entered into a securities purchase agreement with Armistice Capital (“Armistice”) pursuant to which Armistice agreed to purchase an aggregate of 122,951 shares of the Company’s Common Stock or, at Armistice’s election, pre-funded warrants exercisable at $0.008 per share in lieu thereof, together with common warrants to purchase up to 245,902 common shares. The securities were sold at a combined purchase price of $48.80 per share (or pre-funded warrant) and accompanying common warrants, for gross proceeds of $5,999,016. The private placement closed on December 1, 2025. In connection with the exchange, the Company recognized proceeds of $5,519,085, net of issuance cost, in additional paid-in capital. The Company incurred $479,931 in legal fees related to the transaction, which were treated as share issuance costs and recorded as a reduction to the proceeds.